Stockholders' Equity - Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Redeemable Noncontrolling Interest [Line Items]
Shares Authorized	0	17,744,445	15,077,778
Shares Issued	0	14,061,508	12,976,122
Shares Outstanding	0	14,012,935	12,927,549
Liquidation Preference	$ 0	$ 608,449	$ 536,426
Carrying Value		$ 655,799	$ 575,713
Series A [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares Authorized		3,200,000
Shares Issued		3,178,650
Shares Outstanding		3,130,077
Liquidation Preference		$ 51,741
Carrying Value		$ 28,889
Series B [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares Authorized		833,334
Shares Issued		787,725
Shares Outstanding		787,725
Liquidation Preference		$ 37,060
Carrying Value		$ 23,632
Series C [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares Authorized		13,711,111
Shares Issued		10,095,133
Shares Outstanding		10,095,133
Liquidation Preference		$ 519,648
Carrying Value		$ 603,278